As filed with the Securities and Exchange Commission on December 11, 2009.

Securities Act File No. 333-162066

Investment Company Act File No. 811-22335

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. 2	☒

Post-Effective Amendment No.	☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 2	☒

(Check appropriate box or boxes)

Evermore Funds Trust

(Exact Name of Registrant as Specified in Charter)

89 Summit Avenue

3rd Floor

Summit, New Jersey 07901

(Address of Principal Executive Offices)

(Zip Code)

Registrant’s Telephone Number, Including Area Code: (908) 378-2880

Eric LeGoff

c/o Evermore Funds Trust

89 Summit Avenue

3rd Floor

Summit, New Jersey 07901

(Name and Address of Agent for Service)

With copies to:

Steven R. Howard

Bingham McCutchen LLP

One Battery Park Plaza

New York, NY 10004-1469

Approximate date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant declares that an indefinite number of its shares of common stock are being registered under the Securities Act of 1933 by this registration statement.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH THE PROVISIONS OF SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(a), MAY DETERMINE.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A for The Evermore Funds Trust incorporates by reference the Registrant’s Part A, Part B (except page B-48 relating to the Section entitled “ Independent Registered Public Accounting Firm” and pages B-49 to B-56 relating to the Section entitled “Financial Statements” that are filed herewith) and Part C contained in the Registrant’s Registration Statement on Form N-1A which was filed with the Securities and Exchange Commission on December 8, 2009.  This Amendment is being filed to revise the Section entitled “Independent Registered Public Accounting Firm”, incorporate (a) the Financial Statements, (b) Exhibit (j) - Consent of Independent Registered Public Accounting Firm and (c) Exhibit (i) - Opinion and Consent of Counsel.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP serves as each Fund’s independent registered public accountant.  Ernst & Young LLP provides audit services, tax return review and assistance and consultation in connection with review of SEC filings.  Ernst & Young LLP is located at 5 Times Square, New York, NY 10036.                                                .

The financial statements of the Funds included or incorporated by reference in the Prospectus and SAI have been audited by Ernst & Young LLP, an independent registered public accounting firm, as stated in their report which is also included or incorporated by reference in the Prospectus and SAI, and have been so included or incorporated by reference in reliance upon the report of such firm, given on the authority of that firm as experts in accounting and auditing.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

Evermore Funds Trust

We have audited the accompanying statements of assets and liabilities of Evermore Funds Trust (comprising Evermore Global Value Fund and Evermore European Value Fund, collectively the “Funds”) as of December 4, 2009. These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Evermore Funds Trust at December 4, 2009, and in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP

New York, New York

December 11, 2009

Evermore Global Value Fund

(a series of Evermore Funds Trust)

STATEMENT OF ASSETS AND LIABILITIES

December 4, 2009

Assets:
Cash	$50,000

Total Assets	$50,000

Net Assets	$50,000

Components of Net Assets
Paid in Capital	$50,000

Net Assets	$50,000

Shares Issued and Outstanding:
Shares Outstanding (unlimited shares authorized)
Series A	1,666.666
Series C	1,666.667
Series I	1,666.667

Net Asset Value (NAV) per share	10.00

Evermore European Value Fund

(a series of Evermore Funds Trust)

STATEMENT OF ASSETS AND LIABILITIES

December 4, 2009

Assets:
Cash	$50,000

Total Assets	$50,000

Net Assets	$50,000

Components of Net Assets
Paid in Capital	$50,000

Net Assets	$50,000

Shares Issued and Outstanding:
Shares Outstanding (unlimited shares authorized)
Series A	1,666.666
Series C	1,666.667
Series I	1,666.667

Net Asset Value (NAV) per share	10.00

EVERMORE GLOBAL VALUE FUND

EVERMORE EUROPEAN VALUE FUND

(SERIES OF EVERMORE FUNDS TRUST)

NOTES TO FINANCIAL STATEMENTS

December 4, 2009

1.              Organization

Evermore Funds Trust, a Massachusetts business trust (the “Trust”), was formed on September 14, 2009, and has authorized capital of unlimited shares of beneficial interest.  The Trust consists of two funds (Evermore Global Value Fund and Evermore European Value Fund, collectively the “Funds”), each fund having three classes of shares.  The Trust has had no operations to date other than matters relating to its organization and registration as a diversified, open end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and the sale and issuance to David E. Marcus (a founding member of Evermore Global Advisors, LLC (the  “Adviser”)) of 1,666.666 shares of Series A, 1,666.667 shares of Series C and 1,666.667 shares of Series I of both Evermore Global Value Fund and Evermore European Value Fund at an aggregate purchase price of $100,000 on December 4, 2009.  David E. Marcus owns 100% of the outstanding shares of the Funds.

The Evermore Global Value Fund’s investment objective is to seek capital growth by investing in securities from markets around the world, including U.S. markets.  The European Value Fund’s investment objective is to seek capital appreciation by investing in securities from European markets.  The Funds will seek to identify investment opportunities through extensive research.  The investment strategy of the Funds include investments made in a variety of instruments including but not limited to stocks, bonds, notes, forwards, futures, and other securities and instruments that are traded in public markets.  Under normal market conditions, at least 40% of the total assets of Evermore Global Value Fund will be invested in equity and debt securities issued by foreign companies and governments and at least 80% of the total assets of Evermore European Value Fund will be invested in equity and debt securities issued by European companies and governments.

Notes of Financial Statements (continued)

2.              Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statement of assets and liabilities.  Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications.  The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired.

Income Taxes

The Funds intend to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended.  If so qualified, the Funds will not be subject to federal income tax to the extent each fund distributes substantially all of its net investment income and capital gains to shareholders.

3.              Agreements

Advisory Agreement

The Adviser will oversee the performance of the Funds, but is not expected to exercise day-to-day oversight over the Funds’ service providers.  The Adviser is responsible for overseeing the management of the investment portfolio of the Funds. These services are provided under the terms of an Advisory Agreement (the “Advisory Agreement”) between the Trust and the Adviser, pursuant to which the Adviser receives a fee after the end of each calendar month for the previous month calculated at an annual rate of .99% of each of the Funds’ average daily net assets.

Notes to Financial Statements (continued)

3.              Agreements (continued)

The Adviser has given a contractual undertaking for the Funds’ first fiscal year ending December 31, 2010, unless the Investment Advisory Agreement is terminated earlier, to limit the amount of each Fund’s total annual operating expenses to 1.60%, 2.35%, and 1.35% of each Fund’s average daily net assets for Class A, Class C, and Class I shares respectively. The Adviser may, subject to the approval of the Board of Trustees, be permitted to recover on a class by class basis, expenses it has borne pursuant to the terms of the above mentioned agreement, to the extent that the Fund’s expenses in later periods fall below the annual rates set forth above.  Such recovery period shall be limited to one year after the end of the fiscal year in which the expenses were deferred.

Under the Advisory Agreement, the Adviser agrees to bear all expenses incurred in connection with investment research and the management of the Funds.

The Advisory Agreement provides that the Adviser shall not be liable to the Funds or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.  The Advisory Agreement also provides that the Adviser may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature and render investment advisory services to others.

4.              Administrator, Transfer Agent, Custodian, and Distributor

U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, serves as the Funds’ Administrator and Transfer Agent pursuant to certain Fund Administration Servicing and Transfer Agent Servicing Agreements.  U.S. Bank National Association, a subsidiary of U.S. Bancorp, serves as the Funds’ Custodian pursuant to a Custody Agreement.  Quasar Distributors, LLC serves as the Funds’ distributor pursuant to a Distribution Agreement.

5.              Organization and Offering Costs

Expenses incurred in connection with the organization and the offering of the Trust and the Funds will be paid for by the Adviser.  The Trust and the Funds do not have an obligation to reimburse the Adviser for organizational and offering expenses paid on their behalf.

Notes to Financial Statements (continued)

6.              Purchase and Redemption Transactions

The Funds issue and redeem shares on a continuous basis at net asset value (the “NAV”) per share.  Such purchases and redemptions may, based on the terms of the series of shares purchased, be subject to certain fees.

PART C.
OTHER INFORMATION

ITEM 23 EXHIBITS

Exhibit No.	Description
(a)	Agreement and Declaration of Trust of the Registrant*

(a)(1)	Amendment No. 1 to Agreement and Declaration of Trust of the Registrant **

(b)	By-laws of the Registrant*

(b)(1)	Amendment No. 1 to the Amended and Restated By-Laws of Evermore Funds Trust **

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement between Registrant and Evermore Global Advisors, LLC **

(d)(2)	Expense Limitation Agreement **

(e)	Distribution Agreement between Registrant and Quasar Distributors, LLC and Form of Dealer Agreement **

(f)	Not applicable.

(g)	Custody Agreement between Registrant and U.S. Bank National Association **.

(h)(1)	Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC **

(h)(2)	Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC **

(h)(3)	Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC **

(i)	Opinion and Consent of Counsel — Filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm — Filed herewith.

(k)	Not applicable.

(l)	Initial Capital Agreement **.

(m)	Form of Distribution Plan **.

(n)	Multi-Class Plan **

(o)	Reserved.

(p)(1)	Code of Ethics of the Registrant **

(p)(2)	Code of Ethics of the Adviser **

(p)(3)	Code of Ethics of the Distributor **

(q)	Power of Attorney - To be filed by amendment.

*    Previously filed with initial Form N-1A filing on September 22, 2009.

**  Previously filed with Form N-1A/ Amendment No. 1 filing on December 8, 2009.

NOTICE

A copy of the Agreement and Declaration of Trust of Evermore Funds Trust (the “Trust”), together with all amendments thereto, is on file with the Secretary of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Summit and State of New Jersey on the 11th of December, 2009.

Evermore Funds Trust (Registrant)
/s/ Eric LeGoff
Eric LeGoff
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 11th of December, 2009.

SIGNATURE	TITLE	DATE

/s/ Eric LeGoff	Trustee, Chief Executive Officer	Dec 11, 2009
/s/ Salvatore DiFranco	Treasurer and Chief Financial Officer	Dec 11, 2009
/s/ Stephen Apkon	Trustee	Dec 11, 2009
/s/ Eugene Bebout	Trustee	Dec 11, 2009
/s/ William L. Richter	Trustee	Dec 11, 2009

EXHIBIT INDEX

(i)	Opinion and Consent of Counsel — Filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm — Filed herewith.